NOTE RECEIVABLE	12 Months Ended
Mar. 31, 2026
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
NOTE RECEIVABLE [Text block]

8. NOTE RECEIVABLE

The Company has a note receivable that was issued in connection with the sale of a building on March 28, 2025. The note receivable has a principal balance of $850,000 and bears interest at a fixed rate of 4% per annum payable by the holder monthly. The principal is due at maturity on September 30, 2026. On initial recognition, the note receivable was recorded at fair value of $802,766, reflecting a market interest rate of 8% per annum.

The Company evaluates the collectability of the note receivable based on the borrower's financial condition and compliance with the note terms. As at March 31, 2026, there are no indicators that the borrower's financial condition raises doubt regarding the collectability of the note receivable and the borrower is in compliance with the note terms.

A summary of the Company's note receivable is as follows:

$
Balance, March 31, 2025	802,766
Interest income	34,000
Accretion income	31,188
Interest payments received	(34,000)
Balance, March 31, 2026	833,954

During the year ended March 31, 2026, the Company earned interest income of $34,000 (2025 - $nil), accretion income of $31,188 (2025 - $nil) and received interest payments of $34,000 (2025 - $nil).